Gains or losses on non-current assets held for sale not classified as discontinued operations	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Gains or losses on non-current assets held for sale not classified as discontinued operations	Gains or losses on non-current assets held for sale not classified as discontinued operations
The detail of Gains/(losses) on non-current assets held for sale not classified as discontinued operations is as follows:

EUR million
Net balance	2025	2024	2023
Tangible assets	(6)	(24)	(20)
Impairment (Note 12)	(72)	(92)	(51)
Gain (loss) on sale (Note 12)	66	68	31
Other gains and other losses	232	(3)	—
Caceis (Note 3)	231	—	—
	226	(27)	(20)